Victory Trivalent International Fund -- Core Equity Average Annual Total Returns	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%		8.41%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	28.89%	8.55%		7.81%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	37.24%	10.22%		8.84%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	37.34%	10.30%	8.89%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	37.16%	10.11%		8.71%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	34.29%	8.97%		7.77%
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.68%	7.92%		6.96%